Stock-Based Compensation Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Restricted stock awards, expense	$ 91	$ 84	$ 66
Stock options, expense	7	8	16
Total stock-based compensation expense	98	92	82
Tax benefit recognized	(22)	(22)	(21)
Stock-based compensation expense, net of tax	$ 76	$ 70	$ 61